SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
SEGMENT REPORTING

3.    SEGMENT REPORTING

Grupo Supervielle determines operating segments based on performance reports which are updated upon changes and reviewed by the Board and key personnel of Senior Management.

Grupo Supervielle´s clients receive the following services:

●	Personal and Business Banking Segment:
-	Small companies, individuals and companies that record annual sales of up to 1,500,000
-	“Small and medium size companies”, companies that record annual sales of over 1,500,000 up to 10,000,000
●	Corporate Baking Segment:
-	Megras that record annual sales over 10,000,000 up to 14,000,000
-	Big companies. Big companies that record annual sales of over 14,000,000

Grupo Supervielle analyses the bussiness taking into account the different type of services and products offered:

a-	Personal and Business Banking – Through this segment, Supervielle offers a wide range of financial products and services designed to meet the needs of individuals, entrepreneurs and small businesses and SMEs.
b-	Corporate Banking – Includes advisory services at a corporate and financial level, as well as the administration of assets and loans targeted to corporate clients.
c-	Bank Treasury – This segment is in charge of the assignment of liquidity of the Entity in accordance with the different commercial areas´ needs and its own needs, Treasury implements financial risk administration policies of the Bank, manages trading desk operations, distributes financial products, such as negotiable securities and develops business with the financial sector clients and whole sale non-financial sector clients.
d-	Consumer Finance – As of December 31, 2022, IUDÚ and Tarjeta were in the process of merging into the Bank. The Merger date was set effective January 1, 2023, inclusive, date from which Banco Supervielle S.A. in its capacity as absorbing and continuing company, assumed the activities of IUDÚ Compañía Financiera S.A. and Tarjeta Automática S.A., assuming the rights and obligations corresponding to those companies. On June 8, 2023, the final merger commitment was signed. The forementioned decision was approved by the Central Bank of the Argentine Republic on December 1, 2023 under Resolution No. 478 and by the National Securities Commission on December 13, 2023 under Resolution N°RESFC-2023-22557-APN-DIR#CNV.
e-	Insurance – Includes insurance products, with a focus on life insurance, to targeted customers segments.
f-	Asset Management and Other Services – Grupo Supervielle offers a variety of other services to its clients, including mutual fund products through Supervielle Asset Management S.A., retail brokerage services through InvertirOnline S.A.U., non-financial products through Espacio Cordial Servicios S.A. and until February 2023 it offered payment solutions to retailers through Bolsillo Digital S.A.U.

Operating results of the different operating segments of Grupo Supervielle are reviewed individually with the purpose of taking decisions over the allocation of resources and the performance analysis of each segment. The performance of such segments will be evaluated based on operating income and is measured consistently with operating income/(expenses) of the Consolidated Income Statement.

When a transaction is carried out between operating segments, they are made as an arm´s length transaction. Later, income, expenses and results from transfers between operating segments are  for consolidation purposes.

Grupo Supervielle does not present information by geographical segments because there are no operating segments in economic environments with risks and rewards that are significantly different.

The following chart includes information by segment measured in accordance with IAS 29, as of December 31, 2024, 2023 and 2022:

	Personal and					Asset
	Business	Corporate	Bank	Consumer		Management and		Total as of
Asset by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2024
Cash and due from banks	149,266,765	4,590,167	488,900,979	—	7,115	10,940,459	(729,616)	652,975,869
Debt securities at fair value through profit or loss	—	8,955,937	151,313,828	—	9,754,773	93,307,664	—	263,332,202
Loans and other financing	1,278,644,675	800,103,188	88,930,621	—	84,399	2,475,381	(160,100)	2,170,078,164
Other debt securities	3,907,094	—	784,515,860	—	7,782,514	11,127,488	5,562,787	812,895,743
Other Assets	101,905,036	16,257,194	426,780,790	—	11,304,505	87,252,536	(36,939,155)	606,560,906
Total Assets	1,533,723,570	829,906,486	1,940,442,078	—	28,933,306	205,103,528	(32,266,084)	4,505,842,884

	Personal and					Asset
	Businesses	Corporate	Bank	Consumer		Management and		Total as of
Liabilities by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2024
Deposits	1,403,646,717	699,198,392	1,070,885,204	—	—	—	(269,070)	3,173,461,243
Financing received from the Argentine Central Bank and others	94,764	1,391	38,704,978	—	—	—	496,735	39,297,868
Unsubordinated Debt Securities	271,465	68,025	50,818,376	—	—	—	—	51,157,866
Other liabilities	157,100,734	34,878,233	89,872,470	—	8,858,463	80,094,026	72,322,967	443,126,893
Total Liabilities	1,561,113,680	734,146,041	1,250,281,028	—	8,858,463	80,094,026	72,550,632	3,707,043,870

	Personal and					Asset		For the year
	Business	Corporate	Bank	Consumer		Management and		ended
Result by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2024
Interests income	475,918,264	260,630,055	914,565,312	—	647,336	4,821,458	4,710,422	1,661,292,847
Interest Expense	(198,649,987)	(67,576,917)	(621,303,506)	—	(534,062)	(108,084)	158,945	(888,013,611)
Distribution of results by the Treasury	36,380,668	(107,527,514)	71,146,846	—	—	—	—	—
Net interest income	313,648,945	85,525,624	364,408,652	—	113,274	4,713,374	4,869,367	773,279,236
Net income from financial instruments at fair value through profit or loss	551,426	1,633,044	109,713,066	—	12,503,885	15,997,132	665,744	141,064,297
Result from derecognition of assets measured at amortized cost	35,719	—	80,169,940	—	—	—	1,857,943	82,063,602
Exchange rate differences on gold and foreign currency	2,946,257	1,167,268	3,770,985	—	(6,925)	1,032,061	362,471	9,272,117
NIFFI And Exchange Rate Differences	3,533,402	2,800,312	193,653,991	—	12,496,960	17,029,193	2,886,158	232,400,016
Net Financial Income	317,182,347	88,325,936	558,062,643	—	12,610,234	21,742,567	7,755,525	1,005,679,252
Services Fee Income	113,570,497	15,424,966	862,465	—	—	69,471,072	(3,625,316)	195,703,684
Services Fee Expenses	(36,709,553)	(2,055,373)	(949,426)	—	—	(2,868,005)	1,874	(42,580,483)
Income from insurance activities	—	—	—	—	21,323,932	—	3,670,806	24,994,738
Net Service Fee Income	76,860,944	13,369,593	(86,961)	—	21,323,932	66,603,067	47,364	178,117,939
Subtotal	394,043,291	101,695,529	557,975,682	—	33,934,166	88,345,634	7,802,889	1,183,797,191
Result from exposure to changes in the purchasing power of money	(47,211,867)	(11,888,873)	(194,051,341)	—	(18,430,185)	(24,167,604)	(10,141,512)	(305,891,382)
Other operating income	17,179,439	10,474,816	6,471,823	—	69,991	7,146,401	(2,149,196)	39,193,274
Loan loss provisions	(50,096,301)	(2,320,715)	(6,758,112)	—	(85,275)	(206,147)	(46,667)	(59,513,217)
Net operating income	313,914,562	97,960,757	363,638,052	—	15,488,697	71,118,284	(4,534,486)	857,585,866
Personnel expenses	(217,417,158)	(38,426,170)	(17,390,749)	—	(3,677,501)	(15,725,378)	(687,997)	(293,324,953)
Administrative expenses	(138,372,495)	(15,171,850)	(8,074,490)	—	(627,383)	(13,559,530)	1,478,630	(174,327,118)
Depreciations and impairment of non-financial assets	(40,650,667)	(7,124,992)	(2,738,477)	—	(555,796)	(344,047)	(1,170,143)	(52,584,122)
Other operating expenses	(77,153,144)	(26,002,801)	(85,467,268)	—	(182,874)	(4,718,509)	(957,882)	(194,482,478)
Operating income	(159,678,902)	11,234,944	249,967,068	—	10,445,143	36,770,820	(5,871,878)	142,867,195
Income from associates and joint ventures	—	—	—	—	—	18,514,365	(18,514,365)	—
Result before taxes	(159,678,902)	11,234,944	249,967,068	—	10,445,143	55,285,185	(24,386,243)	142,867,195
Income tax	57,930,833	(1,327,252)	(78,879,563)	—	(3,896,042)	(11,764,610)	(361,266)	(38,297,900)
Net income / (loss)	(101,748,069)	9,907,692	171,087,505	—	6,549,101	43,520,575	(24,747,509)	104,569,295
Net income / (loss) for the year attributable to owners of the parent company	(101,748,069)	9,907,692	171,087,505	—	6,549,101	43,520,575	(24,823,427)	104,493,377
Net income for the year attributable to non-controlling interest	—	—	—	—	—	—	75,918	75,918
Other comprehensive (loss)/income	(660,403)	(190,157)	(14,190,413)	—	—	1,001,625	1,749,303	(12,290,045)
Other comprehensive (loss)/income attributable to owners of the parent company	(660,403)	(190,157)	(14,190,413)	—	—	1,001,625	1,764,719	(12,274,629)
Other comprehensive loss attributable to non-controlling interest	—	—	—	—	—	—	(15,416)	(15,416)
Comprehensive (loss)/income for the year	(102,408,472)	9,717,535	156,897,092	—	6,549,101	44,522,200	(22,998,206)	92,279,250
Comprehensive (loss)/income attributable to owners of the parent company	(102,408,472)	9,717,535	156,897,092	—	6,549,101	44,522,200	(23,058,708)	92,218,748
Comprehensive income attributable to non-controlling interest	—	—	—	—	—	—	60,502	60,502

	Personal and					Asset
	Business	Corporate	Bank	Consumer		Management and		Total as of
Asset by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2023
Cash and due from banks	241,205,588	6,593,347	239,697,756	—	9,261	8,220,443	3,166,312	498,892,707
Debt securities at fair value through profit or loss	1,020,987	1,838,491	64,164,562	—	11,614,767	13,365,436	9,072,535	101,076,778
Loans and other financing	564,805,642	428,224,097	56,610,157	—	35,319	1,327,363	(390,886)	1,050,611,692
Other debt securities	1,733,165	—	528,339,400	—	1,645,814	35	15,261,443	546,979,857
Other Assets	146,385,878	53,544,577	1,998,746,131	—	17,884,935	75,324,628	(7,854,307)	2,284,031,842
Total Assets	955,151,260	490,200,512	2,887,558,006	—	31,190,096	98,237,905	19,255,097	4,481,592,876

	Personal and					Asset
	Businesses	Corporate	Bank	Consumer		Management and		Total as of
Liabilities by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2023
Deposits	1,263,272,390	468,572,816	1,641,636,172	—	—	—	(479,456)	3,373,001,922
Financing received from the Argentine Central Bank and others	101,354	—	5,760,776	—	—	331,674	(331,675)	5,862,129
Unsubordinated Debt Securities	—	—	—	—	—	—	—	—
Other liabilities	129,607,114	38,578,246	62,860,348	—	8,586,999	17,523,313	101,581,717	358,737,737
Total Liabilities	1,392,980,858	507,151,062	1,710,257,296	—	8,586,999	17,854,987	100,770,586	3,737,601,788

	Personal and					Asset		For the year
	Business	Corporate	Bank	Consumer		Management and		ended
Result by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2023
Interests income	554,384,720	352,006,794	1,593,210,953	—	404,376	7,544,480	13,492,215	2,521,043,538
Interest Expense	(637,379,894)	(216,811,576)	(941,850,776)	—	—	(1,047,811)	(535,811)	(1,797,625,868)
Distribution of results by the Treasury	443,696,871	19,951,048	(463,647,919)	—	—	—	—	—
Net interest income	360,701,697	155,146,266	187,712,258	—	404,376	6,496,669	12,956,404	723,417,670
Net income from financial instruments at fair value through profit or loss	2,944,619	(29,370)	253,450,021	—	24,057,413	12,631,818	7,635,794	300,690,295
Result from derecognition of assets measured at amortized cost	317,600	—	34,194,362	—	—	—	2,196,670	36,708,632
Exchange rate differences on gold and foreign currency	(12,671,406)	(16,266,412)	27,165,727	—	2,287	7,879,526	6,522,546	12,632,268
NIFFI And Exchange Rate Differences	(9,409,187)	(16,295,782)	314,810,110	—	24,059,700	20,511,344	16,355,010	350,031,195
Net Financial Income	351,292,510	138,850,484	502,522,368	—	24,464,076	27,008,013	29,311,414	1,073,448,865
Services Fee Income	131,411,425	16,244,611	1,241,632	—	—	57,592,269	(3,697,010)	202,792,927
Services Fee Expenses	(46,423,268)	(2,925,121)	(1,240,691)	—	—	(2,057,622)	—	(52,646,702)
Income from insurance activities	—	—	—	—	28,624,683	—	2,801,468	31,426,151
Net Service Fee Income	84,988,157	13,319,490	941	—	28,624,683	55,534,647	(895,542)	181,572,376
Subtotal	436,280,667	152,169,974	502,523,309	—	53,088,759	82,542,660	28,415,872	1,255,021,241
Result from exposure to changes in the purchasing power of money	57,035,038	(14,664,052)	(208,329,497)	—	(25,369,977)	(17,511,514)	(28,355,787)	(237,195,789)
Other operating income	25,278,675	12,637,170	9,525,678	—	95,988	6,701,001	(2,653,037)	51,585,475
Loan loss provisions	(57,249,568)	(11,271,914)	(4,546,476)	—	—	—	(187,881)	(73,255,839)
Net operating income	461,344,812	138,871,178	299,173,014	—	27,814,770	71,732,147	(2,780,833)	996,155,088
Personnel expenses	(255,763,091)	(45,327,162)	(22,080,028)	—	(8,169,692)	(17,596,087)	(346,895)	(349,282,955)
Administrative expenses	(150,587,359)	(10,391,946)	(8,378,482)	—	(6,841,469)	(11,332,108)	3,654,601	(183,876,763)
Depreciations and impairment of non-financial assets	(56,955,212)	(7,692,997)	(2,781,397)	—	(595,993)	(632,486)	(876,613)	(69,534,698)
Other operating expenses	(95,297,780)	(40,221,896)	(61,917,231)	—	(6,189)	(5,050,938)	(2,834,665)	(205,328,699)
Operating income	(97,258,630)	35,237,177	204,015,876	—	12,201,427	37,120,528	(3,184,405)	188,131,973
Income from associates and joint ventures	—	—	—	—	—	105,996	(105,996)	—
Result before taxes	(97,258,630)	35,237,177	204,015,876	—	12,201,427	37,226,524	(3,290,401)	188,131,973
Income tax	30,481,469	(12,798,541)	(72,826,940)	—	(4,357,646)	(14,196,802)	(1,941,594)	(75,640,054)
Net income/(loss)	(66,777,161)	22,438,636	131,188,936	—	7,843,781	23,029,722	(5,231,995)	112,491,919
Net income/(loss) for the year attributable to owners of the parent company	(66,777,161)	22,438,636	131,188,936	—	7,843,781	23,029,722	(5,323,395)	112,400,519
Net income for the year attributable to non-controlling interest	—	—	—	—	—	—	91,400	91,400
Other comprehensive income/(loss)	(392,682)	(196,279)	8,691,881	—	(1,415,775)	964,381	(447,693)	7,203,833
Other comprehensive income/(loss) attributable to owners of the parent company	(392,682)	(196,279)	8,691,881	—	(1,415,775)	964,381	(455,925)	7,195,601
Other comprehensive income attributable to non-controlling interest	—	—	—	—	—	—	8,232	8,232
Comprehensive income/(loss) for the year	(67,169,843)	22,242,357	139,880,817	—	6,428,006	23,994,103	(5,679,688)	119,695,752
Comprehensive income/(loss) attributable to owners of the parent company	(67,169,843)	22,242,357	139,880,817	—	6,428,006	23,994,103	(5,779,320)	119,596,120
Comprehensive income attributable to non-controlling interest	—	—	—	—	—	—	99,632	99,632

	Personal and					Asset		For the year
	Business	Corporate	Bank	Consumer		Management and		ended
Result by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2022
Interests income	466,831,643	243,588,186	949,951,772	76,934,446	31,593	316,783	(29,615,945)	1,708,038,478
Interest Expense	(343,771,004)	(72,049,071)	(683,163,945)	(54,685,066)	—	(154,913)	31,471,583	(1,122,352,416)
Distribution of results by the Treasury	111,864,940	(74,436,701)	(37,428,239)	—	—	—	—	—
Net interest income	234,925,579	97,102,414	229,359,588	22,249,380	31,593	161,870	1,855,638	585,686,062
Net income from financial instruments at fair value through profit or loss	2,909	—	100,049,524	7,193,867	9,702,064	8,759,437	(1,970,854)	123,736,947
Result from derecognition of assets measured at amortized cost	—	—	3,376,314	—	—	—	(41,007)	3,335,307
Exchange rate differences on gold and foreign currency	4,287,167	995,689	10,046,222	(225,636)	135	614,455	2,882,867	18,600,899
NIFFI And Exchange Rate Differences	4,290,076	995,689	113,472,060	6,968,231	9,702,199	9,373,892	871,006	145,673,153
Net Financial Income	239,215,655	98,098,103	342,831,648	29,217,611	9,733,792	9,535,762	2,726,644	731,359,215
Services Fee Income	135,835,585	15,012,100	1,184,604	20,004,586	—	38,495,139	(4,792,909)	205,739,105
Services Fee Expenses	(46,765,514)	(4,069,196)	(2,344,746)	(16,462,902)	—	(4,341,059)	1,266,210	(72,717,207)
Income from insurance activities	—	—	—	—	27,361,654	—	3,352,063	30,713,717
Net Service Fee Income	89,070,071	10,942,904	(1,160,142)	3,541,684	27,361,654	34,154,080	(174,636)	163,735,615
Subtotal	328,285,726	109,041,007	341,671,506	32,759,295	37,095,446	43,689,842	2,552,008	895,094,830
Result from exposure to changes in the purchasing power of money	82,471,907	(40,608,296)	(131,690,385)	8,431,453	(13,100,647)	(8,405,981)	(17,460,230)	(120,362,179)
Other operating income	27,192,316	23,950,286	1,831,880	11,663,792	163,321	2,298,347	4,045,774	71,145,716
Loan loss provisions	(66,469,971)	(3,359,971)	(2,831,970)	(23,279,183)	(81,296)	(9,588)	(66,298)	(96,098,277)
Net operating income	371,479,978	89,023,026	208,981,031	29,575,357	24,076,824	37,572,620	(10,928,746)	749,780,090
Personnel expenses	(251,099,047)	(37,174,644)	(19,302,984)	(26,057,713)	(7,839,885)	(23,664,813)	(323,828)	(365,462,914)
Administrative expenses	(140,918,297)	(11,993,297)	(9,273,150)	(20,998,476)	(5,503,181)	(8,421,227)	3,413,832	(193,693,796)
Depreciations and impairment of non-financial assets	(46,285,328)	(6,979,612)	(3,065,864)	(13,271,014)	(735,767)	(670,477)	2,526,185	(68,481,877)
Other operating expenses	(75,689,184)	(22,654,654)	(57,422,091)	(21,569,818)	(3,147)	(3,304,012)	62,374	(180,580,532)
Operating income	(142,511,878)	10,220,819	119,916,942	(52,321,664)	9,994,844	1,512,091	(5,250,183)	(58,439,029)
Income from associates and joint ventures	—	—	—	(347,679)	—	275,295	72,384	—
Result before taxes	(142,511,878)	10,220,819	119,916,942	(52,669,343)	9,994,844	1,787,386	(5,177,799)	(58,439,029)
Income tax	50,545,829	(669,649)	(42,601,902)	22,256,344	(4,164,222)	(2,135,192)	1,080,093	24,311,301
Net (loss) / income	(91,966,049)	9,551,170	77,315,040	(30,412,999)	5,830,622	(347,806)	(4,097,706)	(34,127,728)
Net (loss) / income for the year attributable to owners of the parent company	(91,966,049)	9,551,170	77,315,040	(30,412,999)	5,830,622	(347,806)	(4,060,680)	(34,090,702)
Net (loss) / income for the year attributable to non-controlling interest	—	—	—	—	—	—	(37,026)	(37,026)
Other comprehensive (loss)/income	(929,720)	(327,795)	(6,876,135)	—	109,749	414,014	(264,443)	(7,874,330)
Other comprehensive (loss) / income attributable to owners of the parent company	(929,720)	(327,795)	(6,876,135)	—	109,749	414,014	(256,112)	(7,865,999)
Other comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	(8,331)	(8,331)
Comprehensive (loss)/income for the year	(92,895,769)	9,223,375	70,438,905	(30,412,999)	5,940,371	66,208	(4,362,149)	(42,002,058)
Comprehensive (loss) / income attributable to owners of the parent company	(92,895,769)	9,223,375	70,438,905	(30,412,999)	5,940,371	66,208	(4,316,792)	(41,956,701)
Comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	(45,357)	(45,357)